Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		¥ 9,963	¥ 8,499
Decrease in goodwill related to sale of a consolidated subsidiary			10,937
Amortizable intangible assets acquired		¥ 150,772
Acquired finite lived intangible assets, weighted-average amortization period		20 years
Amortization of intangible assets		¥ 167,799	165,387	¥ 180,218
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018		160,129
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2019		132,148
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2020		98,409
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2021		68,799
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2022		40,432
Unamortizable intangible assets acquired		¥ 6,900
Weighted average period of renewal or extension		4 years
Other businesses
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss			6,131
Decrease in goodwill related to sale of a consolidated subsidiary			10,937
Telecommunications Business
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		¥ 4,076
Smart Life Business
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		5,887	¥ 2,368
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 62,366
Acquired finite lived intangible assets, weighted-average amortization period		7 years
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	5 years
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	7 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 79,417
Acquired finite lived intangible assets, weighted-average amortization period		6 years
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Acquired finite lived intangible assets, weighted-average amortization period		6 years